RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	3 Months Ended
Mar. 31, 2025
Schedule Of Related Party Transactions And Balances
	Three months ended March 31,
	2025	2024
Salaries, benefits, and consulting fees	$576	$293
Share-based payments	288	387
	$864	$680

Schedule Of Due To Related Parties
	March 31, 2025	December 31, 2024
Oniva International Services Corp.	$97	$95
Silver Wolf Exploration Ltd.	(243)	(113)
	$(146)	$(18)

Schedule Of Related Party Transactions With Oniva
	Three months ended March 31,
	2025	2024
Salaries and benefits	$311	$254
Office and miscellaneous	134	133
	$445	$387